Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of inventories

	2023	2022

Stores	1,191	1,286
Distribution centers	847	809
Allowance for losses on inventory obsolescence and damages (note 10.2)	(86)	(49)
	1,952	2,046

Schedule of estimated losses on obsolescence and breakage

	2023	2022	2021

At the beginning of the year	(49)	(96)	(72)
Additions	(43)	(113)	(63)
Write-offs / reversal	-	141	37
Foreign currency translation adjustment	-	5	2
Assets held for sale or distribution and discontinued operations	6	14	-
At the end of the year	(86)	(49)	(96)